Cover	Feb. 12, 2025	Sep. 13, 2024
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Entity Address, Address Line One	4200 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	540
Local Phone Number	362-4911
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001158449
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Trading Symbol	AAP
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	ADVANCE AUTO PARTS, INC.